(LOSS) EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
(LOSS) EARNINGS PER SHARE
(LOSS) EARNINGS PER SHARE

13.(LOSS) EARNINGS PER SHARE

The calculation of the basic (loss) earnings per share attributable to the owners of the Company is based on the following data:

	2022	2023	2024
	USD’000	USD’000	USD’000
(Loss) Profit for the year attributable to the owners of the Company for the purpose of calculating (loss) earnings per share	(41,248)	25,653	21,801

	2022	2023	2024
	‘000	‘000	‘000
Weighted average number of ordinary shares for the purpose of calculating (loss) earnings per share (Note)	557,400	557,400	576,727
Note:

The weighted average number of ordinary shares for the purpose of basic (loss) earnings per share has been determined on the basis of the shares issued to Newpai in 2022 (Note 2) which has been adjusted retrospectively to the beginning of the period reported.

No diluted (loss) earnings per share for the years ended December 31, 2022, 2023 and 2024 was presented as there were no potential ordinary shares in issue for the years ended December 31, 2022, 2023 and 2024.